INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Inventory [Line Items]
Raw materials	$ 6,158	$ 6,794
Finished products	8,974	7,942
Inventory, Net	$ 15,132	$ 14,736